Accounts Payable and Accrued Liabilities - Schedule of Changes of the Extended Payables (Details)	12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2025 USD ($)
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Balance, beginning of year	$ 332,779	$ 460,516
Initial recognition	291,660
Derecognition	(339,642)
Interest	48,139		46,625
Effect of movements on exchange rates	(4,001)		135
Balance, end of year	$ 328,935	$ 461,151	$ 332,779